Stock Option Plan and Stock-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 20, 2020	Dec. 31, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for future issuance	4,831,124		4,831,124		15,755,015
Share based compensation expense	$ 2,068	$ 2,122	$ 3,684	$ 4,311	$ 5,174	$ 2,623
Exercise of stock options	$ 178	$ 56	$ 353	$ 349	$ 854	$ 276
Options Granted (in shares)					1,377,527	8,143
Weighted- Average Price Per Share, Options granted					$ 10.64	$ 16.52
Options, exercises in period, intrinsic value					$ 300	$ 500
Stock-based compensation					$ 4,200	$ 4,100
Weighted average share based compensation expense term					1 year 8 months 12 days
Stock options with exercise price					$ 10.92	$ 12.04
2025 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for future issuance	1,703,600		1,703,600
Exercise of stock options	$ 200		$ 400
2010 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for future issuance								1,458,477
2020 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for future issuance						2,314,320	1,752,014
Share based compensation expense					$ 984,000
Options Granted (in shares)					680,690	17,071
Percentage of grant options outstanding under the plans						25.00%
Stock options with exercise price					$ 12.6
2020 Equity Incentive Plan | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options with exercise price					$ 17.08
Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for future issuance	4,401,452		4,401,452		2,228,838
Stock-based compensation expense subject to future recognition	$ 4,700		$ 4,700
Recognition period of stock-based compensation expense			2 years 2 months 12 days
Share based compensation expense	$ 300
Restricted Stock Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for future issuance	185,247		185,247		113,819
Share based compensation expense	$ 1,000
Exercise of stock options					$ 900	$ 300
Options Granted (in shares)		23,809	71,427	71,427	95,238	8,929